BDI INVESTMENT CORPORATION

                                   -----------


                            For the Six Months Ending


                                December 31, 2002

                           BDI INVESTMENT CORPORATION

                                 C O N T E N T S



                                                                         Page
                                                                       Reference

Statement of Assets and Liabilities for the
     Six Months Ended December 31, 2002
     and Fiscal Year Ended June 29, 2002.                                  2


Statement of Operations for the Six
     Months Ended December 31, 2002
     and December 31, 2001.                                                3


Statement of Changes in Net Assets for the
     Six Months Ended December 31, 2002
     and December 31, 2001.                                                4


Notes to Financial Statements                                            5 - 6


Schedule of Securities                                                   7 - 12


Supplementary Information                                                 13


Corporate Data                                                            14

                           BDI INVESTMENT CORPORATION
                       STATEMENT OF ASSETS AND LIABILITIES
                                   (Unaudited)



                                                                  Six Months            Twelve Months
                                                                    Ended                   Ended
                                                                 December 31,              June 29,
                                                                     2002                    2002
ASSETS:

     Investments in Securities at Market
        Value (Note B) (Cost of $13,193,000)                     $13,933,000             $14,251,000
     Cash and Cash Equivalents                                       486,000                 205,000
     Interest Receivable                                             222,000                 232,000
     Prepaid Expenses                                                  1,000                       0
                                                                 -----------             -----------

                                         Total Assets:           $14,642,000             $14,688,000
LIABILITIES:

     Accounts Payable                                                 18,000                  10,000
     Dividend Payable                                                327,000                 428,000
                                                                 -----------             -----------

                                         Total Liabilities:         $345,000                $438,000
                                                                 -----------             -----------

                                         Net Assets:             $14,297,000             $14,250,000
                                                                 ===========             ===========
NET ASSETS:

     Preferred Stock, Without Par Value:                                  $0                      $0
       Authorized, 500,000 Shares Issued None
     Common Stock, Par Value $.10 Per Share
       Authorized, 4,500,000 Shares
       Issued, 1,425,151                                            $143,000                $143,000
     Additional Paid-In Capital                                    3,673,000               3,673,000
     Retained Earnings                                            10,503,000              10,456,000
     Less-Treasury Stock at Cost, 3,600 Shares                       (22,000)                (22,000)
                                                                 -----------             -----------

                                         Net Assets:             $14,297,000             $14,250,000
                                                                 ===========             ===========

     Net Assets per Common Share Outstanding:                         $10.06                  $10.02
                                                                 ===========             ===========

                        See Notes To Financial Statements

                           BDI INVESTMENT CORPORATION
                             STATEMENT OF OPERATIONS
                                   (Unaudited)

                                                                  Six Months Ended

                                                         ------------             -----------
                                                          December 31             December 31
                                                             2002                   2001

INVESTMENT INCOME:  (Note B)
     Interest                                              $371,000                $379,000
     Tax-Exempt Dividends                                     2,000                   1,000
                                                          ---------                 -------


                                                           $373,000                $380,000

EXPENSES:
     Accounting and Bookkeeping                              21,000                  22,000
     Directors' Fees                                          2,000                   2,000
     Other Operating                                          8,000                   8,000
                                                          ---------                 -------

                                                             31,000                  32,000
                                                          ---------                 -------

                                Net Investment Income      $342,000                $348,000
                                                          ---------                 -------

REALIZED AND UNREALIZED GAIN
ON INVESTMENTS:

     Proceeds from Sales
       and redemptions                                    1,157,000                 193,000
     Cost of Investments Sold
       and Redeemed                                       1,128,000                 190,000
                                                          ---------                 -------

     Net Realized Gain/(Loss)                                29,000                   3,000
     Net Unrealized Gain/(Loss)                               1,000                  47,000
                                                          ---------                 -------


     Net Realized and Unrealized
       Gain/(Loss) on Investments                            30,000                  50,000
                                                          ---------                 -------

NET REALIZED AND UNREALIZED GAIN                           $372,000                $398,000
                                                          =========                 =======





                  See Note to Financial Statements

                           BDI INVESTMENT CORPORATION
                       STATEMENT OF CHANGES IN NET ASSETS
                                   (Unaudited)

                                                  Six Months Ended      Six Months Ended
                                                  ----------------      ----------------

                                                     December 31           December 31
                                                        2001                    2001

FROM INVESTMENT ACTIVITIES
     Net Investment Income                          $    342,000          $    348,000
     Net Realized Gain/(Loss)
       on Investments                                     29,000                 3,000
     Net Unrealized Gain/(Loss) on
       Investments                                         1,000                47,000
                                                    ------------          ------------


     Increase in Net Assets Derived
       from Investment Activities                        372,000               398,000

        From Distributions to Shareholders:

     One bi-annual dividend of $.22 and one
       extraordinary $.0085 per share on
       1,421,551 Shares Outstanding                     (325,000)             (275,000)
                                                    ------------          ------------


NET INCREASE/(DECREASE) IN ASSETS                         47,000               123,000

NET ASSETS:
     Beginning of Period                              14,250,000            14,135,000
                                                    ------------          ------------
       (including undistributed net
        investment income)
     End of Period                                    14,297,000            14,258,000
                                                    ============          ============



                  See Note to Financial Statements

                           BDI INVESTMENT CORPORATION

                          NOTES TO FINANCIAL STATEMENTS

                     For Six Months Ended December 31, 2002


A. Consolidated Financial Statement:

     The statement of assets and liabilities including the schedule of tax-exempt securities as of December 31, 2002, and the related statements of operations, changes in new assets, and supplementary information, for the six months ending December 31, 2002, have been by the Company, without audit. In the opinion of management, all adjustments (which include prepared only normal reocurring adjustments) necessary to present fairly the financial position at December 31, 2002 and all periods presented have been made.

B. General:

     On January 10, 1984, BDI Investment Corporation (the "Company") filed a Registration Statement on Form N-2 with the Securities and Exchange Commission in order to register under the Investment Company Act of 1940 as a closed-end diversified management investment company.

C. Summary of Significant Accounting Policies:

          Investments:

          The investment portfolio consists primarily of tax-exempt bonds which are valued at the last bid price on the last business day of the quarter.

          Income Recognition:

          Security transactions are recorded on the trade date. Interest income is accrued and recorded based upon settlement dates.

          Taxes:

          The Company has qualified as a Regulated Investment Company under certain pro- visions of the Internal Revenue Code beginning with the fiscal year starting July 1, 1984. Under such provisions, the Company will not be subject to federal income tax on income which it receives and distributes to its shareholders, provided that it distributes substantially all such Income. As a Regulated Investment Company, the Company may "pass through" to its shareholders the character of the income which it receives.

                           BDI INVESTMENT CORPORATION

                          NOTES TO FINANCIAL STATEMENTS

                     For Six Months Ended December 31, 2002


          Distributions:

          It is the Company's policy to record distributions to shareholders as of the date they are declared by the Board of Directors.

          Fiscal Year:

          The Company's fiscal year ends on the Saturday nearest the end of June.

D. Directors' Fees:

          The Company pays fees and provides expense reimbursement to members of the Board of Directors who are not officers of the Company.

E. Purchases and Sales of Securities:

          For the six months ending December 31, 2002, the aggregate cost of tax-exempt bond purchases were $809,000 and the aggregate proceeds from sales or redemptions of tax- exempt bonds were $1,157,000.

F. Income Taxes:

          For the six months ending December 31, 2002, no income tax expense was incurred due to the Company's qualification as a Regulated Investment Company and the distribution of substantially all its income for the current fiscal year to its shareholders (See Note B).

                           BDI INVESTMENT CORPORATION
                              INVESTMENT PORTFOLIO
                             SCHEDULE OF SECURITIES
                                December 31, 2002

                                                                                               MARKET
PAR VALUE                     ISSUER                                     COST                   VALUE

  $ 200,000                   Alhambra City Elem                    $ 200,000               $ 222,000
                              5.250%, 9/1/12

    250,000                   Alvord Uni Sch Dist                     287,000                 294,000
                              5.900%, 2/1/16

    100,000                   Anaheim CA Water Rev                    103,000                 103,000
                              5.500%, 7/1/03

    180,000                   Bakersfield CA Pub Fing                 180,000                 183,000
                              5.800%, 9/15/06

     65,000                   Banning, California                      62,000                  66,000
                              7.000%, 3/1/20

     40,000                   Berkeley Unified School Dist             40,000                  41,000
                              5.000%, 8/1/17

    135,000                   CA Edl Rev, Harvey Mudd College         139,000                 143,000
                              6.050%, 12/1/08

    200,000                   CA HFF Healthcare                       202,000                 204,000
                              6.000%, 9/1/03

    200,000                   CA Health Facs Fing                     207,000                 212,000
                              5.000%, 2/1/11

    100,000                   CA Health, Stanford                      99,000                 107,000
                              5.000%, 11/15/13

    165,000                   CA Hsg Fin Agy Rev                      165,000                 172,000
                              5.200%, 2/1/13

    125,000                   CA State Pub Works                      123,000                 134,000
                              5.000%, 10/1/10

    100,000                   CA State Pub Works                       99,000                 103,000
                              4.700%, 10/1/14

                           BDI INVESTMENT CORPORATION
                              INVESTMENT PORTFOLIO
                             SCHEDULE OF SECURITIES
                                December 31, 2002

                                                                                               MARKET
PAR VALUE                     ISSUER                                     COST                   VALUE

  $  60,000                   CA State Pub Works                    $  61,000                 $65,000
                              5.250%, 1/1/13

    210,000                   CA State Pub Works                      225,000                 235,000
                              5.500%,6/1/14

    100,000                   CA State Pub Works                      105,000                 110,000
                              5.500%,6/1/15

    150,000                   CA State Pub Works                      149,000                 164,000
                              5.600%, 4/1/06

    425,000                   California Stwd San Gabriel             417,000                 482,000
                              5.375%, 9/1/07

     75,000                   Carlsbad Ca Impt Bd                      75,000                  77,000
                              5.450%, 9/2/10

     75,000                   Carlsbad Ca Impt Bd                      75,000                  77,000
                              5.350%, 9/2/09

    100,000                   Contra Costa County CA                  100,000                 109,000
                              6.200%, 8/1/08

      5,000                   Corona SFMR                               5,000                   5,000
                              5.500%, 11/1/10

    100,000                   Duarte Redev Agy                        100,000                 106,000
                              5.950%, 9/1/04

    250,000                   East Muni Wtr & Swr                     242,000                 257,000
                              5.375%, 7/1/13

    240,000                   El Monte Water Auth                     240,000                 270,000
                              5.200%, 9/1/12

    340,000                   Emeryville Public Fing                  337,000                 374,000
                              5.700%, 9/1/07

                           BDI INVESTMENT CORPORATION
                              INVESTMENT PORTFOLIO
                             SCHEDULE OF SECURITIES
                                December 31, 2002

                                                                                               MARKET
PAR VALUE                     ISSUER                                     COST                   VALUE

  $  75,000                   Escondido MF Hsg                        $75,000                 $79,000
                              5.250%, 1/1/05

     75,000                   Escondido MF Hsg                         77,000                  79,000
                              5.400%, 7/1/07

    235,000                   Horicon Elem Sch Dist                   258,000                 255,000
                              5.900%, 8/1/12

    175,000                   Inyo County COP                         175,000                 190,000
                              5.000%, 2/1/11

    250,000                   Lynwood Lease Rev                       269,000                 290,000
                              6.000%, 9/1/12

    500,000                   Metro Water Dist Rev                    500,000                 515,000
                              5.400%,7/1/10

    150,000                   Midpeninsula Reg                        150,000                 165,000
                              6.950%, 9/1/08

     10,000                   Montclair, CA Redv Agy Res               10,000                  12,000
                              7.750%, 10/1/11

    100,000                   Montebello Cmnty Redev                   99,000                 110,000
                              5.150%, 9/1/12

    200,000                   Oakland Uni Sch Dist                    220,000                 227,000
                              5.750%, 8/1/15

     45,000                   Palmdale, CA SFMR                        43,000                  48,000
                              7.000%, 9/1/11

    600,000                   Placer Co Cal Wtr                       600,000                 624,000
                              5.500%, 7/1/10

    120,000                   Pleasanton CA CTFS                      126,000                 122,000
                              6.700%, 10/1/06

                           BDI INVESTMENT CORPORATION
                              INVESTMENT PORTFOLIO
                             SCHEDULE OF SECURITIES
                                December 31, 2002


PAR VALUE                     ISSUER                                     COST                   VALUE

  $ 120,000                   Pomona Gen Fd Lease                     119,000                 131,000
                               5.500%, 8/1/11

    225,000                   Puerto Rico HFC                         233,000                 227,000
                               7.500%, 4/1/22

     40,000                   Redding CA Sch SR                        36,000                  40,000
                              5.000%, 3/1/19

    235,000                   Riverside Co CA Asset                   235,000                 246,000
                              6.000%, 6/1/04

    600,000                   Riverside Electric Rev                  567,000                 612,000
                              5.000%, 10/1/13

    105,000                   Rossmoor Cmnty Svs                      106,000                 109,000
                              5.800%, 9/2/05

    490,000                   Sacramento Elec Rev                     495,000                 515,000
                              5.250%, 5/1/13

     50,000                   Sacramento New Pub Hsg                   52,000                  53,000
                              6.000%, 12/1/07

    100,000                   San Diego-Burnham Inst                  100,000                 107,000
                              5.150%, 9/1/06

    200,000                   San Diego-Horton Plaza                  199,000                 216,000
                              5.550%, 11/1/15

    100,000                   San Francisco Port Comm                  98,000                 107,000
                              5.500%, 7/1/04

     50,000                   San Francisco Pub Hsg                    50,000                  52,000
                              5.125%, 8/1/10

    200,000                   San Joaquin Cop Hosp                    200,000                 203,000
                              5.900%, 9/1/03

                                       10

                           BDI INVESTMENT CORPORATION
                              INVESTMENT PORTFOLIO
                             SCHEDULE OF SECURITIES
                                December 31, 2002

                                                                                               MARKET
PAR VALUE                     ISSUER                                     COST                   VALUE

  $ 100,000                   San Luis Obisbo Wtr                    $100,000                $103,000
                              5.375%, 6/1/08

    105,000                   San Luis Obisbo Wtr                     105,000                 108,000
                              5.500%, 6/1/09

    125,000                   Sanger Uni Sch Dist                     131,000                 141,000
                              5.350%, 8/1/15

    150,000                   Santa Clara Hsg Auth                    150,000                 154,000
                              4.500%, 11/1/07

    200,000                   Santa Clara Redev Agy                   197,000                 220,000
                              5.250%, 6/1/13

    600,000                   Santa Maria Redev                       581,000                 615,000
                              5.000%, 6/1/16

    200,000                   Sierra Uni Sch Dist                     193,000                 210,000
                              5.650%, 3/1/04

     80,000                   Sonoma, CA Cmnty Redev                   79,000                  81,000
                              7.900%, 8/1/14

    250,000                   Stockton COP                            247,000                 275,000
                              5.600%, 8/1/14

    250,000                   Tahoe Forest Hosp                       246,000                 270,000
                              5.850%, 8/1/04

    600,000                   Tehatchapi School Dist                  592,000                 621,000
                              6.300%, 8/1/21

    100,000                   Temecula Valley CA Uni Sch              102,000                 103,000
                              5.900%, 9/1/04

    130,000                   University of CA Rev's                  129,000                 135,000
                              5.875%, 9/1/08

                           BDI INVESTMENT CORPORATION
                              INVESTMENT PORTFOLIO
                             SCHEDULE OF SECURITIES
                                December 31, 2002

                                                                                                 MARKET
PAR VALUE                     ISSUER                                     COST                     VALUE

$   260,000                   Vallejo CA Uni Sch Dist               $   302,000             $   300,000
                              5.600%, 8/1/15

    575,000                   Vallejo CA Rev FHA                      575,000                   586,000
                              5.650%, 5/1/27

    335,000                   Westminister City COP                   335,000                   362,000
                              5.750%, 6/1/09

-----------                                                         -----------             -----------
$13,100,000                                                         $13,193,000             $13,933,000
===========                                                         ===========             ===========


                           BDI INVESTMENT CORPORATION
                            SUPPLEMENTARY INFORMATION

SIX MONTHS ENDED DECEMBER 31, 2002, DECEMBER 31, 2001,
DECEMBER 31, 2000, DECEMBER 31, 1999 AND DECEMBER 31, 1998

              Selected date for each share of common stock follows:

                                               2002            2001          2000           1999           1998

Investment Income                            $  0.26           0.27          0.28           0.27           0.28

Expenses                                        0.02           0.02          0.02           0.03           0.02
                                             -------           ----          ----           ----           ----

       Net Investment Income                    0.24           0.25          0.26           0.24           0.26

Dividends from net investment
   income                                      (0.23)         (0.19)        (0.24)         (0.18)         (0.27)
                                             -------           ----          ----           ----           ----

Distributions in excess of net
   investment income                            0.01           0.06          0.02           0.06          (0.01)

Net realized gain (loss) and
   increase/(decrease) in
   unrealized appreciation                      0.03           0.03          0.27          (0.30)          0.04
                                             -------           ----          ----           ----           ----

Net increase (decrease) in
   net asset value                              0.04           0.09          0.29          (0.24)          0.03
                                             -------           ----          ----           ----           ----

Net asset value:
   Beginning of period                         10.02           9.94          9.65           9.85           9.96
                                             -------           ----          ----           ----           ----

End of period                                  10.06          10.03          9.94           9.61           9.99
                                             =======           ====          ====           ====           ====
Ratio of expense to average
   net assests                                 0.22%           0.22%         0.22%          0.26%          0.25%
                                             =======           ====          ====           ====           ====
Ratio of net investment
   income to average net assets                2.38%           2.44%         2.60%          2.47%          2.54%
                                             =======           ====          ====           ====           ====
Ratio of total investment
   operating expenses to total
   investment income                           8.31%           8.42%         7.89%          9.42%          8.86%
                                             =======           ====          ====           ====           ====

Market price at end of period                    *              *             *              *              *
Portfolio Turnover                             5.69%           1.36%         3.77%          7.06%          1.95%
                                             =======           ====          ====           ====           ====

Number of shares outstanding at the
   end of each period                                                   1,421,551
                                                                        =========

* Due to the limited market that currently exists for the Company's common stock, there is is no established market price.

                           BDI INVESTMENT CORPORATION
                                 CORPORATE DATA




 Arthur Brody                              Chairman of the Board of Directors,
                                           Chief Executive Officer and President

 Teresa Whorton                            Treasurer

 Edward Kane                               Director

 Michael Stolper                           Director

 Donald Brody                              Secretary

 COUNSEL:                                  Lowenstein Sandler, PC

 AUDITORS:                                 Lavine, Lofgren, Morris and
                                           Engelberg

 TRANSFER AGENT:                           Registrar & Transfer Co.

 CUSTODIAN:                                Dean Witter